Additional Disclosure	Dec. 31, 2024
Class U [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class I [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class A [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited